Prepayments and Other Assets - Components of Current and Non-Current Portions of Prepayments and Other Assets (Parenthetical) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Contract assets allowance for credit losses	¥ 25,400,000		¥ 32,600,000		$ 3.6
Provisions (reversal) charged against the allowance for credit losses	(7,200,000)	$ (1.0)	14,800,000	¥ 5,400,000
Write-offs charged against the allowance for credit losses	0		0	0
Allowance for credit losses on other current and non-current assets	86,900,000		82,500,000		$ 12.4
Provisions (reversal) charged against credit losses on other current and non-current assets	6,000,000	0.9	(3,500,000)	(31,200,000)
Write-offs charged against the allowance	¥ 1,600,000	$ 0.2	¥ 0	¥ 16,500,000